Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Additional Information (Detail) $ in Millions			1 Months Ended	12 Months Ended
	Sep. 28, 2017 MXN ($) shares	Jan. 25, 2017 USD ($) shares	Apr. 30, 2018 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017
GCC [member]
Disclosure of detailed information about financial instruments [line items]
Ownership percentage	9.47%
Gain (loss) on sale of business	$ 1,682	$ 1,859,000,000
Number of shares sold | shares	31,483,332
Share price		$ 95.00
Proceeds from sale	$ 3,012
GCC [member] | Private Placements Offering [member]
Disclosure of detailed information about financial instruments [line items]
Ownership percentage		13.53%
Proceeds from sale of common stock		$ 4,094,000,000
Number of shares issued		76,483,332
Number of shares sold | shares		45,000,000
Camcem [member]
Disclosure of detailed information about financial instruments [line items]
Ownership percentage				40.10%	40.10%
Camcem [member] | Disposal groups classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Ownership percentage	20.00%
ABC Capital, S.A. Institucion de Banca Multiple [member]
Disclosure of detailed information about financial instruments [line items]
Ownership percentage			33.90%	0.00%	0.00%
Proceeds from sale of common stock			$ 105
Gain (loss) on sale of business			$ 157
Lehigh White Cement Company [member]
Disclosure of detailed information about financial instruments [line items]
Ownership percentage				36.80%	36.80%	24.50%
Equity method investment, additional investment				$ 707	$ 36,000,000